Financial Assets at Fair Value Through Other Comprehensive Income - Summary of Financial Assets at Fair Value Through Other Comprehensive Income (Detail) - EUR (€) € in Millions		Jun. 30, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	[1]	€ 31,500
Investments	[1]		€ 79,073
Available-for-sale investments [member]
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income			69,730
Held-to-maturity investments [member]
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income			€ 9,343
Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income		3,667
Debt securities [member]
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income		24,968
Loans and receivables [member]
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income		€ 2,865

[1]	The amounts for the period ended 30 June 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated.